Related Parties - Additional Information (Details) - USD ($) $ in Millions	Sep. 22, 2025	Aug. 30, 2024	Dec. 31, 2025
Transition Services Agreement [Member] | Scilex Holding Company [Member]
Related Party Transactions [Line Items]
Percentage of transition services	10.00%
Service fees accrued			$ 0.3
Debt Exchange Agreement [Member] | Scilex Holding Company [Member]
Related Party Transactions [Line Items]
Outstanding indebtedness		$ 54.2
Maximum [Member] | Transition Services Agreement [Member] | Scilex Holding Company [Member]
Related Party Transactions [Line Items]
Transition services fees	$ 2.0
Common Stock [Member] | Debt Exchange Agreement [Member] | Scilex Holding Company [Member]
Related Party Transactions [Line Items]
Conversion of shares		542,361
Common Stock [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Conversion of shares	2,072,500
Series A Preferred Stock [Member] | Debt Exchange Agreement [Member] | Scilex Holding Company [Member]
Related Party Transactions [Line Items]
Conversion of shares		5,423,606